Shareholders' Equity - Schedule of Shares of Common Stock Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shares of common stock outstanding
Beginning balance (in shares)	200,482,000	199,079,000	203,688,000
Shares issued under stock award (in shares)	1,377,000	1,403,000	702,000
Shares issued upon exercise of stock options (in shares)	0	0	62,000
Repurchases of common stock (in shares)	0	0	(5,373,000)
Ending balance (in shares)	201,859,000	200,482,000	199,079,000